Submission	May 11, 2026	Mar. 09, 2026
Submission [Line Items]
Central Index Key		0001816708
Registrant Name	Owlet, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type		EX-FILING FEES
Offset Table N/A		N/A